15. Leases	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Leases

15.       Leases

Leases that the Company, as a lessee, holds substantially all the risks and rewards of ownership are classified as leases. They are capitalized at the lease's commencement at the lower of the fair value of the leased asset and the present value of payments provided for in contract, and lease liability as a counterparty. Interest related to the leases is taken to income statement as financial expenses over the term of the contract.

Leases in which the Company, as a lessor, transfers substantially all the risks and rewards of ownership to the other party (lessee) are classified as finance leases. These lease values are transferred from the intangible assets of the Company and are recognized as a lease receivable at the lower of the fair value of the leased item and/or the present value of the receipts provided for in the agreement. Interest related to the lease is taken to income statement as financial revenue over the contractual term.

Asset leases are financial assets or liabilities classified and/or measured at amortized cost.

Assets

	2020	2019

LT Amazonas	162,198	156,378
	162,198	156,378

Current portion	(5,357)	(4,931)
Non-current portion	156,841	151,447

LT Amazonas

As a result of the contract signed with LT Amazonas, the Company signed network infrastructure sharing agreements with Telefónica Brasil S.A. In these agreements, the company and Telefónica Brasil S.A. share investments made in the Northern Region of Brazil. The company has monthly amounts receivable from Telefónica Brasil S.A. for a period of 20 years, adjusted annually by the IPC-A. The discount rate used to calculate the present value of the installments due is 12.56% per annum, considering the date of signing the agreement.

The table below includes the schedule of cash receipts for the agreement currently in force. The amounts represent the cash receipts estimated in the signed agreements and are stated at their nominal amounts. It should be noted that these balances differ from those shown in the books since, in the case of the latter, the amounts are shown at their present values:

	Nominal values	Present value

Up to December 2021	24,937	5,357
Jan 2022–Dec 2025	99,749	32,010
January 2026 onwards	190,633	124,831
	315,319	162,198

Liabilities

	2020	2019

LT Amazonas (i)	290,385	276,233
Sale of Towers (leaseback) (ii)	1,256,410	1,192,596
Other (iv)	115,027	115,973
Subtotal	1,661,822	1,584,802

Other leases (iii):
Lease-network	3,252,463	3,294,261
Lease - Vehicles	-	3,005
Lease - Stores & kiosks	175,660	255,857
Lease – Real estate	259,330	243,921
Lease - Land (Network)	1,606,567	1,600,456
Lease – Fiber	1,422,993	798,568
Subtotal lease IFRS 16	6,717,013	6,196,068
Total	8,378,835	7,780,870

Current portion	(1,054,709)	(873,068)
Non-current portion	7,324,126	6,907,802

The amount of interest paid in the year ended December 31, 2020 related to IFRS 16 is R$ 567,261 (R$ 592,323 in 2019).

Changes to the lease liability are shown in note 36.

i) LT Amazonas

The Company executed agreements for the right to use the infrastructure of companies that operate electric power transmission lines in Northern Brazil (“LT Amazonas”). The terms of these agreements are for 20 years, counted from the date on which the assets are ready to operate. The contracts provide for monthly payments to the electric power transmission companies, restated annually at the IPCA.

The discount rate used to calculate the present value of the installments due is 14.44% per annum, considering the signing date of agreements with transmission companies.

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the signed agreements. These nominal balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal values	Present value

Up to December 2021	47,366	13,772
Jan 2022–Dec 2025	189,465	51,915
January 2026 onwards	362,223	224,698
	599,054	290,385

ii) Sale and leaseback of Towers

The Company entered into two Sales Agreements with American Tower do Brasil Cessão de Infraestruturas Ltda. (“ATC”) in November 2014 and January 2015 for up to 6,481 telecommunications towers then owned by TIM Celular, for an amount of approximately R$3 billion, and a Master Lease Agreement (“MLA”) for part of the space on these towers for a period of 20 years from the date of transfer of each tower, under a sale and leaseback transaction, with a provision for monthly rental amounts depending on the type of tower (greenfield or rooftop). The sales agreements provide for the towers to be transferred in tranches to ATC, due to the need to meet certain conditions precedent.

In total, 5,873 transfers of towers occurred, being 54, 336 and 5,483 in the years 2017, 2016 and 2015, respectively. This transaction resulted in a sales amount of R$ 2,651,247, of which R$ 1,088,390 was booked as deferred revenue and will be amortized over the period of the contract (note 22).

The discount rates used at the date of the transactions, ranging from 11.01% to 17.08% per annum, were determined based on observable market transactions that the company (the lessee) would have to pay on a similar lease and/or loan.

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the agreement entered into with ATC. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal values	Present value

Up to December 2021	201,457	28,576
Jan 2022–Dec 2025	805,829	163,141
January 2026 onwards	1,936,060	1,064,693
	2,943,346	1,256,410

(iii) Other leases:

In addition to the lease operations mentioned above, the Company also has lease agreements that qualify within the scope of IFRS16.

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the signed agreements. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Up to Dec 2021	Jan 2022–Dec 2025	Jan 2026 onwards	Nominal values	Present value
Total other leases	1,507,562	4,826,489	2,937,862	9,271,913	6,717,013
Lease - network	663,013	2,287,363	1,591,291	4,541,667	3,252,463
Lease - stores & kiosks	67,535	124,815	4,257	196,607	175,660
Lease - Real estate	59,348	181,870	131,678	372,896	259,330
Lease - Land (Network)	304,086	1,046,093	1,210,636	2,560,815	1,606,567
Lease – Fiber	413,580	1,186,348	-	1,599,928	1,422,993

The present value, principal and interest value on December 31, 2020 for the above contracts was estimated month-to-month, based on the average incremental rate of the Company’s loans, namely 9.06% (10.55% in 2019).

The lease amounts considered low value or lower in the 12-month period recognized as rental expense on December 31, 2020 is R$ 28,523 (R$ 82,110 on December 31, 2019).

(iv) It is substantially represented by commercial leasing transactions in transmission towers.